Net Other Operating Income - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Annual cash payments, net	$ 37
Other income	4	$ 19
Sundance A Decommissioning
Disclosure of attribution of expenses by nature to their function [line items]
Other income		$ 9
Heartland Generation
Disclosure of attribution of expenses by nature to their function [line items]
Annual cash payments, net	$ 40